Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net income	$ 12,220	$ 10,846
Adjustments to reconcile net income to net cash from operating activities:
(Reversal of) provision for credit losses	0	(225)
Depreciation	1,272	1,230
Amortization	4,810	4,970
Compensation expense on employee and director stock purchases, stock options, and restricted stock units	576	487
Net change in market value of equity securities	36	322
Gains on sales of loans	(979)	(943)
Loans originated for sale	(29,067)	(29,192)
Proceeds from loan sales	28,400	25,684
Earnings on bank-owned life insurance	(604)	(532)
Earnings on death benefit from bank-owned life insurance	(196)	0
Deferred federal income tax (benefit)/expense	231	59
Net change in:
Other assets	794	6,601
Other liabilities	13,557	5,856
Net cash provided by operating activities	31,050	25,163
Cash flows from investing activities:
Sales of equity securities	0	42
Maturities, prepayments and calls of securities available for sale	17,962	15,159
Maturities, prepayments and calls of securities held to maturity	15,086	5,091
Purchases of securities available for sale	(768)	(676)
Purchases of equity securities	(33)	(98)
Purchases of securities held to maturity	(700)	(597)
Purchase of Federal Home Loan Bank stock	(1)	(4,849)
Loan originations and payments, net	(27,232)	(74,553)
Proceeds from bank owned life insurance death benefits claim	490	0
Additions to premises and equipment	(794)	(2,212)
Payments for derivative contracts settlements	0	(4,191)
Net cash provided by (used in) investing activities	4,010	(66,884)
Cash flows from financing activities:
Net change in deposits	4,624	(31,615)
Net change in short term borrowings	10,073	110,000
Issuance of common stock	115	116
Share based compensation withholding obligation	(220)	0
Cash dividends	(4,083)	(3,913)
Net cash provided by financing activities	10,509	74,588
Net change in cash and cash equivalents	45,569	32,867
Beginning cash and cash equivalents	55,433	43,943
Ending cash and cash equivalents	101,002	76,810
Supplemental disclosures of cash flow information:
Cash paid for interest	24,686	10,269
Cash paid for income taxes	2,750	2,900
Loans transferred to other real estate owned	$ 150	$ 266